SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Class A common stock subject to possible redemption, at beginning of year		$ 278,760,000	$ 278,760,000
Accretion of carrying value to redemption value		9,031,545
Waiver of Class A common stock issuance costs		9,288,090
Accretion of carrying value to redemption value		(9,031,545)
Redemption of Class A Common Stock		(275,102,280)
Class A common stock subject to possible redemption, at end of year		$ 3,914,265	$ 278,760,000
Successor [Member]
Total	25,457
Successor [Member] | Stock Options [Member]
Total	1,377,000
Successor [Member] | Warrant [Member]
Total	24,080